Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 25, 2018	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies
Initial Public Offering, Period of Option		45 days	45 days
Purchase of Initial Public Offering		3,375,000	3,375,000
Purchase of Initial Public Offering Exercised	1,876,512
Cash Underwriting Discount Per Share		$ 0.20	$ 0.20
Proceeds from Issuance Initial Public Offering		$ 4,880	$ 4,880
Business Combination Cash Fee Percentage		3.50%	3.50%
Business Combination Finders Fees Payable Percentage		40.00%	40.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		150,000	150,000